Pension and Other Benefit Plans (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended				0 Months Ended			3 Months Ended	12 Months Ended				3 Months Ended		12 Months Ended						3 Months Ended		12 Months Ended						3 Months Ended		3 Months Ended		12 Months Ended										12 Months Ended						0 Months Ended	12 Months Ended														0 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended							12 Months Ended
	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011	Jul. 01, 2012	Mar. 26, 2013 US pension plans [Member]	Dec. 31, 2012 US pension plans [Member]	Mar. 29, 2013 US pension plans [Member]	Mar. 30, 2012 US pension plans [Member]	Mar. 26, 2013 Non-US pension plans [Member]	Mar. 29, 2013 Non-US pension plans [Member]	Mar. 30, 2012 Non-US pension plans [Member]	Jun. 28, 2013 Pension Plans, Defined Benefit [Member]	Mar. 29, 2013 Pension Plans, Defined Benefit [Member]	Mar. 30, 2012 Pension Plans, Defined Benefit [Member]	Apr. 01, 2011 Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit [Member]	Jun. 28, 2013 Pension Plans, Defined Benefit [Member] US pension plans [Member]	Jun. 29, 2012 Pension Plans, Defined Benefit [Member] US pension plans [Member]	Mar. 29, 2013 Pension Plans, Defined Benefit [Member] US pension plans [Member]		Mar. 30, 2012 Pension Plans, Defined Benefit [Member] US pension plans [Member]		Apr. 01, 2011 Pension Plans, Defined Benefit [Member] US pension plans [Member]		Jun. 28, 2013 Pension Plans, Defined Benefit [Member] Non-US pension plans [Member]	Jun. 29, 2012 Pension Plans, Defined Benefit [Member] Non-US pension plans [Member]	Mar. 29, 2013 Pension Plans, Defined Benefit [Member] Non-US pension plans [Member]		Mar. 30, 2012 Pension Plans, Defined Benefit [Member] Non-US pension plans [Member]		Apr. 01, 2011 Pension Plans, Defined Benefit [Member] Non-US pension plans [Member]		Apr. 02, 2010 Pension Plans, Defined Benefit [Member] UK pension plans [Member]	Apr. 01, 2011 Pension Plans, Defined Benefit [Member] UK pension plans [Member]	Jun. 28, 2013 Other Postretirement Benefit Plans, Defined Benefit [Member]	Jun. 29, 2012 Other Postretirement Benefit Plans, Defined Benefit [Member]	Mar. 29, 2013 Other Postretirement Benefit Plans, Defined Benefit [Member]		Mar. 30, 2012 Other Postretirement Benefit Plans, Defined Benefit [Member]		Apr. 01, 2011 Other Postretirement Benefit Plans, Defined Benefit [Member]		Mar. 29, 2013 Other Postretirement Benefit Plans, Defined Benefit [Member] US pension plans [Member]	Mar. 30, 2012 Other Postretirement Benefit Plans, Defined Benefit [Member] US pension plans [Member]	Mar. 29, 2013 Other Postretirement Benefit Plans, Defined Benefit [Member] Non-US pension plans [Member]	Mar. 30, 2012 Other Postretirement Benefit Plans, Defined Benefit [Member] Non-US pension plans [Member]	Mar. 29, 2013 Other Postretirement Benefit Plans, Defined Benefit [Member] Retirees less than 65 years old [Member]	Mar. 29, 2013 Other Postretirement Benefit Plans, Defined Benefit [Member] Retirees over 65 years old [Member]	Mar. 29, 2013 Weighted Average [Member] US pension plans [Member]	Mar. 30, 2012 Weighted Average [Member] US pension plans [Member]	Mar. 29, 2013 Weighted Average [Member] Non-US pension plans [Member]	Mar. 30, 2012 Weighted Average [Member] Non-US pension plans [Member]	Mar. 21, 2013 Equity Securities [Member] US pension plans [Member]	Mar. 29, 2013 Equity Securities [Member] US pension plans [Member]	Mar. 29, 2013 Equity Securities [Member] Non-US pension plans [Member]	Mar. 29, 2013 Equity Securities [Member] Pension Plans, Defined Benefit [Member] US pension plans [Member]	Mar. 30, 2012 Equity Securities [Member] Pension Plans, Defined Benefit [Member] US pension plans [Member]	Mar. 29, 2013 Equity Securities [Member] Pension Plans, Defined Benefit [Member] Non-US pension plans [Member]	Mar. 30, 2012 Equity Securities [Member] Pension Plans, Defined Benefit [Member] Non-US pension plans [Member]	Mar. 29, 2013 Equity Securities [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]	Mar. 30, 2012 Equity Securities [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]	Mar. 29, 2013 Debt Securities [Member] Pension Plans, Defined Benefit [Member] US pension plans [Member]	Mar. 30, 2012 Debt Securities [Member] Pension Plans, Defined Benefit [Member] US pension plans [Member]	Mar. 29, 2013 Debt Securities [Member] Pension Plans, Defined Benefit [Member] Non-US pension plans [Member]	Mar. 30, 2012 Debt Securities [Member] Pension Plans, Defined Benefit [Member] Non-US pension plans [Member]	Mar. 29, 2013 Debt Securities [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]	Mar. 30, 2012 Debt Securities [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]	Mar. 21, 2013 Fixed Income Securities [Member] US pension plans [Member]	Mar. 29, 2013 Fixed Income Securities [Member] US pension plans [Member]	Mar. 29, 2013 Fixed Income Securities [Member] Non-US pension plans [Member]	Mar. 21, 2013 Alternative Investments [Member] US pension plans [Member]	Mar. 21, 2013 Cash and Other Investments [Member]	Mar. 29, 2013 Cash and Other Investments [Member] US pension plans [Member]	Mar. 29, 2013 Cash and Other Investments [Member] Pension Plans, Defined Benefit [Member] US pension plans [Member]	Mar. 30, 2012 Cash and Other Investments [Member] Pension Plans, Defined Benefit [Member] US pension plans [Member]	Mar. 29, 2013 Cash and Other Investments [Member] Pension Plans, Defined Benefit [Member] Non-US pension plans [Member]	Mar. 30, 2012 Cash and Other Investments [Member] Pension Plans, Defined Benefit [Member] Non-US pension plans [Member]	Mar. 29, 2013 Cash and Other Investments [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]	Mar. 30, 2012 Cash and Other Investments [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]	Mar. 29, 2013 Indexed-Gifts [Member] Non-US pension plans [Member]	Mar. 29, 2013 Fiscal 2012 Adjustments Pension Plans, Defined Benefit [Member]	Mar. 29, 2013 ATD [Member]	Mar. 30, 2012 ATD [Member]	Apr. 01, 2011 ATD [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Pension Plans Contributions By Employer												$ 28
Defined Benefit Pension Plans Estimated Total Employer Contributions Current Fiscal Year												121
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum																																																					66.00%	66.00%	40.00%													44.00%	44.00%	31.00%	25.00%	10.00%	10.00%							29.00%
Plan amendment [Abstract]
Gain or loss resulting from plan amendments						7.6										1.1
New discount rate for the plan's pension expense as a result of the plan amendment (in hundredths)																																		5.60%
Reduction to the pension benefit obligation as a result of plan amendment				28																													75
Additional liabilities as a result of remeasurement							379						3
Defined Contribution Plan, Employer Discretionary Contribution Amount					80	400			20
Curtailment loss																																	0.4
Defined benefit plan change in benefit obligation [Roll Forward]
Projected benefit obligation																	3,506	3,284	3,284		2,921				3,012	2,732	2,732		2,470						253	253	253		214
Service cost																	2	3	10		10		9		7	8	25		33		32				1	1	4		3		4
Interest cost																	38	40	153		164		164		30	31	123		128		122				2	3	11		11		14
Plan participants' contributions																			3		3						7		8								0		0
Amendments																			0		0						(28)		(11)								0		21
Business/contract acquisitions																			0		0						(9)		61								0		0
Contractual termination benefit																			0		0						19		20
Retiree drug subsidy reimbursement																																					1		1
Settlement/curtailment																			(5)		0						(37)		(36)
Actuarial loss (gain)																			194		314						400		151								(6)		20
Benefits paid																			(133)		(128)						(79)		(70)								(10)		(16)
Foreign currency exchange rate changes		0																	0		0						(141)		(22)								0		(1)
Accumulated benefit obligation at end of year																			3,506		3,284		2,921				3,012		2,732		2,470						253		253		214
Change in fair value of plan assets [Roll Forward]
Beginning balance	5	0					3,209	2,500		2,550	2,295						3,125	2,419	2,419		2,276				2,550	2,295	2,295		2,083						84	81	81		79				84	81	0	0
Actual return on plan assets																			245		140						314		148								7		5
Employer contribution	11	11	10																591		128						157		121						1		6		13
Plan participants' contributions																			3		3						7		8								0		0
Benefits paid																			(133)		(128)						(79)		(70)								(10)		(16)
Business/contract acquisitions																			0		0						5		47
Plan settlement																			0		0						(30)		(31)
Foreign currency exchange rate changes																			0		0						(119)		(11)
Ending balance		5	0				3,209	2,500		2,550	2,295								3,125		2,419		2,276				2,550		2,295		2,083						84		81		79		84	81	0	0
Funded status of plan assets [Abstract]
Funded status at end of year																			(381)		(865)						(462)		(437)								(169)		(172)
Amounts recorded in consolidated balance sheet [Abstract]
Non-current assets																			0		0						23		13
Current liabilities - Accrued expenses and other current liabilities																			(7)		(8)						(3)		(9)								(5)		(5)
Non-current liabilities - Other long-term liabilities																			(374)		(857)						(482)		(441)								(164)		(167)
Net amount recorded																			(381)		(865)						(462)		(437)								(169)		(172)
Amounts in accumulated other comprehensive income (loss) before tax not recognized in the consolidated statements of operations as components of net periodic benefit cost [Abstract]
Net transition obligation																			0		0						3		5								0		0
Prior service (gain) cost																			5		7						(24)		2								(17)		(19)
Net actuarial loss																			1,140		1,077						895		712								99		123
Accumulated other comprehensive loss																			1,145		1,084						874		719								82		104
Weighted Average assumptions used in the determination of other post retirement benefit obligations [Abstract]
Discount rate (in hundredths)				4.00%		4.00%										4.20%			4.40%		4.80%						4.10%		4.70%								4.10%		4.50%
Rates of increase in compensation levels (in hundredths)																			4.10%	[1]	4.10%	[1]					3.50%	[1]	4.10%	[1]																			0.60%	0.70%	0.60%	0.90%
Defined Benefit Plan, Benefit Obligation, Period Increase (Decrease)																																																																																		0	0	0
Selected information for pension and postretirement benefit plans [Abstract]
Projected benefit obligation																	3,506	3,284	3,284		2,921				3,012	2,732	2,732		2,470						253	253	253		214
Accumulated benefit obligation																			3,487		3,259						2,969		2,655								253		253
Fair value of plan assets		5	0				3,209	2,500		2,550	2,295								3,125		2,419		2,276				2,550		2,295		2,083						84		81		79		84	81	0	0
Plans with projected benefit obligation in excess of plan assets [Abstract]
Projected benefit obligation - projected													6,270	5,845
Accumulated benefit obligation - projected													6,217	5,770
Fair value of plan assets - projected													5,405	4,531
Plans with accumulated benefit obligation in excess of the fair value of plan assets [Abstract]
Projected benefit obligation - accumulated													6,132	5,844
Accumulated benefit obligation - accumulated													6,100	5,770
Fair value of plan assets - accumulated													5,276	4,530																							84		81
Components of net periodic benefit cost [Abstract]
Service cost																	2	3	10		10		9		7	8	25		33		32				1	1	4		3		4
Interest cost																	38	40	153		164		164		30	31	123		128		122				2	3	11		11		14
Expected return on assets																	(51)	(40)	(160)		(146)		(157)		(37)	(31)	(124)		(129)		(128)				(1)	(2)	(5)		(6)		(6)
Amortization of transition obligation																			0		0		0				1		1		1						0		1		2
Amortization of prior service costs																			2		2		2				(1)		1		1						(2)		(6)		0
Amortization of unrecognized net loss																	11	11	42		32		23		6	5	20		13		18				3	4	16		13		10
Contractual termination benefit													23	20			0	0	0		0		0		1	5	20		20		0																																																		(3)
Settlement/curtailment																			0		0		0				0		2		0
Net periodic pension cost																	0	14	47		62		41		7	18	64		69		46				5	6	24		16		24
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), before Tax [Abstract]
Net actuarial (gain) / loss																			105		319		83				201		133		(118)						(8)		21		(1)
Prior service (credit) / cost																			0		0		0				(27)		(11)		0						0		21		(50)
Transition (asset) /obligation	(1)	(2)	(2)																0		0		0				(1)		(1)		(1)						0		(1)		(3)
Prior service (credit) / cost	1	2	(2)																(2)		(2)		(2)				1		(1)		(1)						2		6		0
Net actuarial (gain) / loss																			(42)		(32)		(23)				(25)		(20)		(24)						(16)		(13)		(10)
Foreign currency exchange rate changes																			0		0		0				6		(4)		0						0		0		0
Total recognized in other comprehensive income																			61		285		58				155		96		(144)						(22)		34		(64)
Net unamortized gain (loss), before tax													210	257	(62)																						(13)		22		(39)
Net unamortized gain (loss), net of tax													6	124	20																						9		12		21
Estimated amounts amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year [Abstract]
Estimated net transitional obligation amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year													1																								0
Estimated prior service cost (gain) amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year													(1)																								(2)
Estimated actuarial loss amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year													66																								13
Weighted average assumptions used to determine net periodic benefit cost [Abstract]
Discount or settlement rates (in hundredths)																			4.60%		5.70%		6.20%				4.70%		5.20%		5.30%						4.50%		5.30%		6.10%
Expected long-term rates of return on assets (in hundredths)																			6.80%		7.50%		8.30%				5.40%		6.10%		6.70%						6.50%	[2]	7.20%	[2]	8.30%	[2]
Rates of increase in compensation levels (in hundredths)																			4.10%	[3]	4.30%	[3]	4.30%	[3]			4.10%	[3]	4.10%	[3]	4.10%	[3]																	0.70%	0.70%	0.90%	1.00%
Percentage of total pension plan assets for which the US pension trust and UK pension plans assets are made													90.00%
Expected cash flows for pension and postretirement benefit plans [Abstract]
2014 (expected)																			8								115										9
Expected benefit payments [Abstract]
2014																			151								84										13
2015																			152								83										15
2016																			165								86										16
2017																			176								94										17
2018																			188								99										18
2019-2023																			1,069								595										94
Assumed healthcare cost trend rate used in measuring the expected benefit obligation [Abstract]
Defined benefit plan health care cost trend rate assumed for next fiscal year (in hundredths)																																															4.50%	3.60%
Ultimate health care cost trend rate (in hundredths)																																															2.30%	2.30%
Effect of a one-percentage point change in assumed health care cost trend rates [Abstract]
Effect on accumulated postretirement benefit obligation as of March 29, 2013																																					14
Effect on accumulated postretirement benefit obligation as of March 29, 2013																																					(12)
Effect on net periodic postretirement benefit cost for fiscal 2013																																					1
Effect on net periodic postretirement benefit cost for fiscal 2013																																					(1)
Asset allocation of postretirement benefit plans [Abstract]
Actual Plan asset allocations																			100.00%		100.00%						100.00%		100.00%								100.00%		100.00%																	58.00%	59.00%	38.00%	38.00%	29.00%	30.00%	38.00%	39.00%	51.00%	53.00%	19.00%	20.00%							4.00%	2.00%	11.00%	9.00%	52.00%	50.00%
Defined contribution pension and other postretirement plans disclosure [Abstract]
Number of shares of common stock included in plan assets at period end	10,730,413
Amount of company contribution during the fiscal year	213	223	207
Defined Benefit Plan, Estimated Future Employer Contributions in Current Fiscal Year																																			$ 9

[1]	The weighted average calculation is computed using rates of increase for active plans where participants are accruing future benefits. For fiscal 2013 and 2012, the weighted average rate for all pension plans, including frozen plans, is 0.6% and 0.7%, respectively, for U.S. Plans, and 0.6% and 0.9%, respectively, for Non-U.S. Plans.
[2]	The Company had no other postretirement benefit plan assets outside the U.S.
[3]	The weighted average calculation is computed using rates of increase for active plans where participants are accruing future benefits. For fiscal 2013 and 2012, the weighted average for all pension plans, including frozen plans, is 0.7% and 0.7%, respectively, for U.S. Plans, and 0.9% and 1.0%, respectively, for Non-U.S. Plans.